Note 1 - Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.     Basis of Presentation and General Information

The accompanying unaudited condensed consolidated financial statements include the accounts of StealthGas Inc. and its subsidiaries (collectively, the “Company”). StealthGas Inc. was formed under the laws of the Marshall Islands on December 22, 2004 and, as of September 30, 2012 owned a fleet of thirty three (33) liquefied petroleum gas (LPG) carriers, three medium range (M.R.) type product carriers and one Aframax tanker providing worldwide marine transportation services under long, medium or short-term charters. The Company’s vessels are managed by Stealth Maritime Corporation S.A. — Liberia (the “Manager”), a related party. The Manager is a company incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 30, 2012.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the nine-month period ended September 30, 2012, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2012.